Disclosure - Notes Payable, Due to Related Party and Convertible Debentures (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020
Note Payable to PayPal
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding	$ 75,369	$ 61,673
Note Payable to Shopify Capital
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding	101,910	7,875
Note Payable to BRIT, LLC
Due to Related Party
Due to related party, outstanding principal balance	153,814	164,234
Due to related party, outstanding accrued interest	8,517
Obligations of BRIT, LLC
Due to Related Party
Due to related party, outstanding principal balance	167,730	72,299
Payable to Aerocarve
Due to Related Party
Due to related party, outstanding principal balance	74,000
Long Term - Payable to Greg French
Due to Related Party
Due to related party, long term, outstanding balance	1,753,000
Convertible Note issued to accredited investor
Convertible Debentures
Convertible note, principal amount	$ 300,000	$ 300,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%
Convertible Note issued to director
Convertible Debentures
Convertible note, principal amount	$ 125,000	$ 125,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%
Convertible Note issued to chief executive officer
Convertible Debentures
Convertible note, principal amount	$ 25,000	$ 25,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%
Convertible Note financing (1)
Convertible Debentures
Proceeds from Convertible Note financing	$ 600,000
Convertible Note financing (2)
Convertible Debentures
Proceeds from Convertible Note financing	$ 500,000
Note Payable to Race Day Quads
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding		$ 49,223